Share-based payment - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions		1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 17, 2015 yr ¥ / shares shares	Jul. 31, 2019 shares	Oct. 31, 2017 ¥ / shares shares	Dec. 31, 2019 shares yr $ / shares	Jun. 30, 2019 yr ¥ / shares	Dec. 31, 2020 CNY (¥) shares yr ¥ / shares	Dec. 31, 2020 CNY (¥) shares yr ¥ / shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares yr ¥ / shares	Dec. 31, 2017 shares yr ¥ / shares	Jan. 01, 2020 shares	Jul. 02, 2019 shares	Jan. 01, 2019 shares	Apr. 09, 2018 $ / shares shares	May 07, 2015 ¥ / shares shares
Statements [Line Items]
Weighted average remaining contractual life of outstanding share options						7 years 3 months 18 days	7 years 3 months 18 days	8 years
Exercise price, share options granted | $ / shares				$ 0.03
Risk free interest rate, share options granted				1.69%	2.09%				2.94%	2.51%
Expected volatility, share options granted				48.80%	50.20%				53.48%	55.08%
Option life, share options granted | yr				10	10	10	10		10	10
Expected dividend as percentage, share options granted
Exercise price of outstanding share options | ¥ / shares			¥ 1.00
Number of service condition shares option granted to employees from the grant date						4 years	4 years
Percentage of shares option granted on the grant date						25.00%	25.00%
Number of shares option granted expiry from the grant date						10 years	10 years
Number of share options outstanding in share-based payment arrangement				23,481,970		26,216,268	26,216,268	23,481,970	4,578,933	1,624,456
Number of shares outstanding				123,584,000		456,707,000	456,707,000	123,584,000	119,812,000	107,768,000
Two Thousand Nineteen share incentive Scheme
Statements [Line Items]
Number of shares issued		20,830,100
Ordinary shares
Statements [Line Items]
Par value per share | $ / shares														$ 0.0001
Number of shares issued				141,478,000		441,810,100	441,810,100	141,478,000	3		141,478,000	5	3	3
Number of shares outstanding												149,750,000
Ordinary shares | Two Thousand Nineteen share incentive Scheme
Statements [Line Items]
Number of shares outstanding						22,555,620	22,555,620
Ordinary shares | Two Thousand Nineteen share incentive Plan
Statements [Line Items]
Number of shares issued		33,961,500
Bottom of range
Statements [Line Items]
Exercise price, share options granted | $ / shares							$ 0.03
Risk free interest rate, share options granted						0.64%	0.64%
Expected volatility, share options granted						54.90%	54.90%
Top of range
Statements [Line Items]
Exercise price, share options granted | $ / shares							$ 0.99
Risk free interest rate, share options granted						0.67%	0.67%
Expected volatility, share options granted						55.10%	55.10%
Genetron Health
Statements [Line Items]
Exercise price, share options granted | ¥ / shares					¥ 1.00				¥ 1.00	¥ 1.00
Genetron Health | Two Thousand Nineteen share incentive Plan
Statements [Line Items]
Stock issued during period, shares, stock splits		33,961,500
Number of share options outstanding in share-based payment arrangement						6,792,300	6,792,300
Founders
Statements [Line Items]
Par value per share | ¥ / shares						¥ 1.00	$ 1.00
Number of shares issued						2,173,600	2,173,600
Percentage of total number of ordinary shares and preferred shares outstanding						5.00%	5.00%
Exercise price, share options granted | ¥ / shares						¥ 1.79
Risk free interest rate, share options granted						0.51%	0.51%
Expected volatility, share options granted						55.80%	55.80%
Option life, share options granted | yr						1.5	1.5
Expected dividend as percentage, share options granted						0.00%	0.00%
Founders | Restriction of ordinary shares
Statements [Line Items]
Par value per share | ¥ / shares															¥ 1.00
Weighted average remaining contractual life of outstanding share options	5 years
Number of shares issued	16,527,600														16,527,600
Exercise price, share options granted | ¥ / shares	¥ 3.12
Risk free interest rate, share options granted	1.70%
Expected volatility, share options granted	50.00%
Option life, share options granted | yr	5
Expected dividend as percentage, share options granted	0.00%
Founders | Genetron Health
Statements [Line Items]
Par value per share | ¥ / shares						¥ 1.00	$ 1.00
Appraised value stock | ¥						¥ 590	$ 590
Weighted average remaining contractual life of outstanding share options			5 years			5 years	5 years
Number of restricted shares vested			2,540,650
Founders | Genetron Health | Bottom of range
Statements [Line Items]
Percentage of total shares outstanding						3.00%	3.00%
Founders | Genetron Health | Top of range
Statements [Line Items]
Percentage of total shares outstanding						5.00%	5.00%